Note 31 - Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
Note
31
Net income (loss) per share

Basic net income (loss) per share is calculated by dividing the net income (loss) for the year attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per share is calculated by dividing the net income (loss) attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year plus the number of ordinary shares that would be issued pursuant to our employee equity program based on period-average employee equity awards. The net dilutive effect of these awards is determined by application of the treasury stock method related to the share equivalents of unrecognized share compensation expense on employee equity grants outstanding at period end.

The net income (loss) per share calculation for all periods prior to the Initial Public Offering reflects
200
million shares as outstanding, less
9.75
million shares that were surrendered by
two
shareholders upon completion of the IPO. As of
December 31, 2018,
the total number of shares outstanding for Opera Limited was
218,661,519.

The following table specifies the income (loss) and share data used in the basic and diluted net income (loss) per share calculations:

	Predecessor	Successor
[Net income (loss) in US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Basic net income (loss) per share	2016	2016	2017	2018

Net income (loss) attributable to the owners of the parent	(8,106)	(7,704)	6,064	35,160

Issued ordinary shares at beginning of period	190,250,000	190,250,000	190,250,000	190,250,000
Effect of shares issued	—	—	—	12,504,070
Effect of treasury shares held	—	—	—	(133,681)
Basic weighted-average number of ordinary shares in the period	190,250,000	190,250,000	190,250,000	202,620,388

Basic net income (loss) per share, US$	(0.043)	(0.040)	0.032	0.174

	Predecessor	Successor
[Net income (loss) in US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Diluted net income (loss) per share	2016	2016	2017	2018

Net income (loss) attributable to the owners of the parent	(8,106)	(7,704)	6,064	35,160

Basic weighted-average number of ordinary shares	190,250,000	190,250,000	190,250,000	202,620,388
Effect of employee equity grants	—	—	2,449,186	6,107,813
Diluted weighted-average number of ordinary shares in the period	190,250,000	190,250,000	192,699,186	208,728,202

Diluted net income per share, US$	(0.043)	(0.040)	0.031	0.168

In the period from
January 1
to
November 3, 2016,
and from
July 26
to
December 31, 2016,
restricted share unites were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive.

Opera Limited, the parent, has American Depository Shares (ADSs) listed on Nasdaq, trading under the OPRA ticker symbol. Each ADS represents two
ordinary shares in the parent. The table below specifies net income (loss) per ADS.

	Predecessor	Successor
[Net income (loss) in US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Net income (loss) per ADS, basic and diluted	2016	2016	2017	2018

Net income (loss) attributable to the owners of the parent	(8,106)	(7,704)	6,064	35,160

ADS equivalent of basic weighted-average number of ordinary shares	95,125,000	95,125,000	95,125,000	101,310,194
ADS equivalent of diluted weighted-average number of ordinary shares	95,125,000	95,125,000	96,349,593	104,364,101

Basic net income (loss) per ADS, US$	(0.085)	(0.081)	0.064	0.347
Diluted net income (loss) per ADS, US$	(0.085)	(0.081)	0.063	0.337